FRONTEGRA FUNDS, INC.


               SUPPLEMENT TO PROSPECTUS
              dated October 30, 1996, as
  Supplemented on November 25, 1996 and May 30, 1997



Commencement of Offering of Frontegra Opportunity Fund
Shares

Effective July 31, 1997, the Frontegra Opportunity Fund
(the "Opportunity Fund") will commence operations.
Accordingly, on and after July 31, 1997, you may purchase shares in the Opportunity Fund.


This Supplement should be retained with your Prospectus
                 for future reference.
     The date of this Supplement is July 23, 1997.